Investment In Equity Investees - Additional Information (Parenthetical) (Detail) (Yunfeng Fund)	12 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY
Schedule of Equity Method Investments [Line Items]
Aggregate cost of investment		$ 50,374,172	317,050,000
Investment term	10 years
Extension option period	2 years
Purchased Ordinary Shares	$ 13.50